Income Tax/Deferred Tax	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Tax/Deferred Tax
NOTE 41. INCOME TAX/DEFERRED TAX

The following is a reconciliation of income tax charged to income as of December 31, 2019, as compared to the previous fiscal year:

	12.31.19	12.31.18	12.31.17
Income Before Income Tax for the Year	37,495,487	4,656,827	22,280,788
Current Tax Rate	30%	30%	35%

Income for the Year at Tax Rate	(11,248,648)	(1,397,048)	(7,798,276)
Permanent Differences at Tax Rate
- Income for Equity Instruments	—	319,075	143,862
- Untaxed Income	95,629	277,803	144,977
- Donations and Other Non-deductible Expenses	(15,886)	(101,408)	(126,623)
- Other	(61,030)	(625,517)	(466,095)
- Allowance for Impairment	—	(2,904)	324,971
- Fines	—	—	(98)
- Inflation effect	(9,006,078)	(9,861,918)	(5,082,304)
- Tax Adjustment under Law 27430	(85,798)	709,486	1,105,580
- Tax inflation adjustment	1,234,696	—	—
- Tax inflation adjustment deferral	5,813,416	—	—

Total Income Tax Charge for the Year	(13,273,699)	(10,682,431)	(11,754,006)

	12.31.19	12.31.18	12.31.17
Current Income Tax	(15,248,932)	(10,647,356)	(10,724,669)
Deferred Tax Charge (*)	2,020,903	611,002	(1,123,121)
Allowance for Impairment (*)	—	(2,904)	324,971
Tax Return adjustment from previous fiscal year	(45,670)	(126,666)	(233,050)
Law 27430 adjustment	—	(516,507)	1,863

Total Income Tax Charge for the Year	(13,273,699)	(10,682,431)	(11,754,006)

(*)	See Note 19.

	12.31.19	12.31.18	12.31.17
Current Income Tax	(15,248,932)	(10,647,356)	(10,724,669)
Tax Advances	4,934,422	5,328,433	5,219,732

Current Income Tax Liabilities	(10,314,510)	(5,318,923)	(5,504,937)

As of December 31, 2019, several claims for refund of the Income Tax paid in excess for the fiscal years 2014, 2015, 2016, 2017 and 2018, for the amounts of Ps.433,815, Ps.459,319, Ps.944,338, Ps.866,842 and Ps.3,646,842, respectively, were submitted to the Federal Administration of Public Revenue (Administración Federal de Ingresos Públicos, AFIP). These presentations are based on Argentine jurisprudence that establishes the unconstitutionality of the rules disabling the application of the adjustment for tax inflation, resulting in confiscatory situations. As the AFIP delayed its resolution, the corresponding judicial claims were filed. At the closing of these Financial Statements, Banco Galicia does not record assets related to the contingent assets derived from the aforementioned presentations.
Tax Reform
On December 29, 2017, the National Government enacted Income Tax Law No. 27430. This law has introduced several changes to the previous income tax treatment. Some of the key changes involved in the reform include:

•
Income Tax Rate: The income tax rate for Argentine companies shall be gradually reduced from 35% to 30% for fiscal years commencing on January 1, 2018 until December 31, 2019, and to 25% for fiscal years commencing on, and including, January 1, 2020.

•
Tax on Dividends: The law has introduced a tax on dividends or profits distributed by Argentine companies or permanent establishments, among others, to: individuals, undivided interests or foreign beneficiaries, subject to the following considerations: (i) dividends distributed out of the profits made during fiscal years commencing on January 1, 2018 until December 31, 2019 shall be subject to withholding at a 7% rate; and (ii) dividends distributed out of the profits made during fiscal years commencing on January 1, 2020 onwards shall be subject to withholding at a 13% rate.

Dividends distributed from profits earned until the fiscal year before that commenced on January 1, 2018 shall remain subject, in respect of all beneficiaries, to withholding at the 35% rate on the amount in excess of tax-free
distributable accumulated profits (equalization tax transition period).

•
Optional Tax Revaluation: Regulations establish that, at the companies’ option, the tax revaluation of assets located in the country and that are used for generating taxable income may be made. The special tax on the revaluation amount depends on the asset: 8% is for real estate that does not qualify as inventories, 15% for real estate that qualifies as inventories and 10% for personal property and the remaining assets. Once the option for a given asset is exercised, all the other assets of the same category should be revalued. Taxable income resulting from the revaluation is not subject to income tax and the special tax on the revaluation amount will not be deductible from such tax.

On December 23, 2019, the Argentine Government enacted Law 27,541, which introduced several changes for processing the Income Tax:

•
Income tax rate: the reduction is suspended of the tax rate for fiscal years commenced up to January 1, 2021; therefore, for fiscal years closing on December 31, 2020 and December 31, 2021, the rate is established at 30%.

•
Inflation adjustment: The inflation adjustment for the first and second fiscal year commenced January 1, 2019, must be charged one sixth (1/6) in that fiscal period, and the remaining five sixths (5/6), in equal parts, in the following five immediate fiscal periods.

As of the closing date of these consolidated financial statements, the Group verified that the parameters established by the Law on Income Tax for the application of the tax inflation adjustment are met; consequently, this adjustment has been considered to determine the income tax for the fiscal year. The effect of the deferral of five-sixths of the inflation taxable income has been recognized as a deferred tax asset. (See Note 19).